8. STOCK OPTIONS AND WARRANTS: Defined Benefit Plan, Assumptions (Tables)	12 Months Ended
Sep. 30, 2023
Tables/Schedules
Defined Benefit Plan, Assumptions

The weighted average assumptions used to estimate the fair value of options for the years ended September 30, 2023, 2022 and 2021 were as follows:

	2023	2022	2021
Risk-free interest rate	n/a	1.32% - 1.34%	1.29%
Expected life	n/a	5 years	5 years
Expected volatility	n/a	104.30% - 104.41%	101.56%
Expected dividend yield	n/a	nil	nil